Segmental analysis	6 Months Ended
Jun. 30, 2025
Segmental analysis
Segmental analysis

5. Segmental analysis

The business is organised into the following reportable segments: Retail Banking, Private Banking & Wealth Management, Commercial & Institutional and Central items & other.

Effective from Q2 2025, the reportable segment Private Banking was renamed Private Banking & Wealth Management.

Analysis of operating profit/(loss) before tax

The following tables provide a segmental analysis of operating profit/(loss) before tax by the main income statement captions.

		Private Banking &
	Retail	Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
Half year ended 30 June 2025	£m	£m	£m	£m	£m
Continuing operations
Net interest income	2,922	363	2,955	(120)	6,120
Net fees and commissions	213	159	865	3	1,240
Other non-interest income	(1)	17	469	140	625
Total income	3,134	539	4,289	23	7,985
Depreciation and amortisation	—	—	(71)	(486)	(557)
Other operating expenses	(1,423)	(359)	(2,080)	401	(3,461)
Impairment losses	(226)	(1)	(154)	(1)	(382)
Operating profit/(loss)	1,485	179	1,984	(63)	3,585

Half year ended 30 June 2024
Continuing operations
Net interest income	2,475	285	2,543	105	5,408
Net fees and commissions	211	142	866	—	1,219
Other non-interest income	4	17	391	95	507
Total income	2,690	444	3,800	200	7,134
Depreciation and amortisation	(1)	—	(76)	(431)	(508)
Other operating expenses	(1,469)	(356)	(2,074)	350	(3,549)
Impairment (losses)/releases	(122)	11	57	6	(48)
Operating profit	1,098	99	1,707	125	3,029

5. Segmental analysis continued

Total revenue (1)

		Private Banking &
	Retail	Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
Half year ended 30 June 2025	£m	£m	£m	£m	£m
Continuing operations
External	4,916	617	6,729	2,644	14,906
Inter-segmental	6	774	(794)	14	—
Total	4,922	1,391	5,935	2,658	14,906

Half year ended 30 June 2024
Continuing operations
External	4,331	614	7,072	2,347	14,364
Inter-segmental	7	715	(936)	214	—
Total	4,338	1,329	6,136	2,561	14,364

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.

Total assets and liabilities

		Private Banking &
	Retail	Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
30 June 2025	£m	£m	£m	£m	£m
Assets	238,616	29,077	414,911	48,174	730,778
Liabilities	200,513	41,604	381,220	65,465	688,802

31 December 2024
Assets	232,835	28,593	398,750	47,807	707,985
Liabilities	198,795	42,603	367,342	59,867	668,607

5. Segmental analysis continued

Analysis of net fees and commissions

		Private Banking
	Retail	& Wealth	Commercial	Central items
	Banking	Management	& Institutional	& other	Total
Half year ended 30 June 2025	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	176	20	355	—	551
- Credit and debit card fees	203	10	133	—	346
- Lending and financing	8	4	370	—	382
- Brokerage	19	5	28	—	52
- Investment management, trustee and fiduciary services	1	126	25	10	162
- Underwriting fees	—	—	88	—	88
- Other	5	2	28	(8)	27
Total	412	167	1,027	2	1,608
Fees and commissions payable	(199)	(8)	(162)	1	(368)
Net fees and commissions	213	159	865	3	1,240

Half year ended 30 June 2024
Continuing operations
Fees and commissions receivable
- Payment services	165	20	335	—	520
- Credit and debit card fees	196	6	130	2	334
- Lending and financing	9	3	372	—	384
- Brokerage	17	4	21	—	42
- Investment management, trustee and fiduciary services	1	113	24	9	147
- Underwriting fees	—	—	93	—	93
- Other	4	6	52	(15)	47
Total	392	152	1,027	(4)	1,567
Fees and commissions payable	(181)	(10)	(161)	4	(348)
Net fees and commissions	211	142	866	—	1,219